Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Finance Income and Expenses
Schedule of finance income and expenses

	2022	2021
Finance income
Interest	$12.6	$3.7
	$12.6	$3.7
Finance expenses
Standby charges	$2.2	$2.2
Amortization of debt issue costs	0.9	1.1
Interest	—	0.2
Accretion of lease liabilities	0.1	0.1
	$3.2	$3.6